Property, plant and equipment (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	3 years 29 days	3 years 1 month 13 days
Machinery Equipment And Installations [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	7 years 5 months 4 days	7 years 7 months 24 days
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	11 years	9 years 9 months 29 days
I T Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	19 years 11 months 12 days	21 years 25 days
Lab Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 5 months 23 days	9 years 6 months 7 days
Security Equipment [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	9 years 8 months 12 days	9 years 9 months 14 days
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	19 years 2 months 8 days	19 years 1 month 13 days
Other [Member]
IfrsStatementLineItems [Line Items]
Estimates useful lives	18 years 8 months 23 days	18 years 3 months 14 days